RELATED PARTY TRANSACTIONS (Details) - USD ($)	Mar. 20, 2025	Mar. 18, 2025	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Number of shares issued		1
Common Shares, par value		$ 1	$ 1
Due to holding company			$ 27,454
Other Liability, Current, Related Party [Extensible Enumeration]			Related Party [Member]
Merger Sub I
RELATED PARTY TRANSACTIONS
Number of shares issued		1
Common Shares, par value		$ 1
Merger Sub II
RELATED PARTY TRANSACTIONS
Number of shares issued		1
Common Shares, par value		$ 1.00
PubCo | SL Bio
RELATED PARTY TRANSACTIONS
Number of shares acquired	1
Merger Sub I
RELATED PARTY TRANSACTIONS
Number of shares acquired	1
Total investment	$ 1
Merger Sub II
RELATED PARTY TRANSACTIONS
Number of shares acquired	1
Total investment	$ 1.00